Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Basic earnings per share [abstract]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity		£ 428	£ 626
Basic earnings per share (continuing) (in GBP per share)		£ 0.127	£ 0.177	[1]
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity		£ 3	£ 50
Basic earnings (loss) per share (discontinued) (in GBP per share)		£ 0.001	£ 0.014
Profit (loss), attributable to ordinary equity holders of parent entity		£ 431	£ 676
Basic earnings per share (continuing and discontinued) (in GBP per share)		£ 0.128	£ 0.191	[1]
Weighted average number of ordinary shares outstanding (in shares)		3,367	3,539
Diluted earnings per share [abstract]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects		£ 428	£ 626
Diluted earnings per share (continuing) (in GBP per share)		£ 0.126	£ 0.176	[1]
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects		£ 3	£ 50
Diluted earnings (loss) per share (discontinued) (GBP per share)		£ 0.001	£ 0.014
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects		£ 431	£ 676
Diluted earnings per share (continuing and discontinued) (in GBP per share)		£ 0.127	£ 0.190	[1]
Adjusted weighted average number of ordinary shares outstanding (in shares)		3,381	3,554
Before exceptional items and remeasurements [Member]
Basic earnings per share [abstract]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity		£ 598	£ 587
Basic earnings per share (continuing) (in GBP per share)		£ 0.178	£ 0.166
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity		£ 48	£ 67
Basic earnings (loss) per share (discontinued) (in GBP per share)		£ 0.014	£ 0.019
Profit (loss), attributable to ordinary equity holders of parent entity		£ 646	£ 654
Basic earnings per share (continuing and discontinued) (in GBP per share)		£ 0.192	£ 0.185
Diluted earnings per share [abstract]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects		£ 598	£ 587
Diluted earnings per share (continuing) (in GBP per share)		£ 0.177	£ 0.165
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects		£ 48	£ 67
Diluted earnings (loss) per share (discontinued) (GBP per share)		£ 0.014	£ 0.019
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects		£ 646	£ 654
Diluted earnings per share (continuing and discontinued) (in GBP per share)		£ 0.191	£ 0.184
Exceptional items and remeasurements [Member]
Basic earnings per share [abstract]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity		£ (170)	£ 39
Basic earnings per share (continuing) (in GBP per share)		£ (0.051)	£ 0.011
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity		£ (45)	£ (17)
Basic earnings (loss) per share (discontinued) (in GBP per share)		£ (0.013)	£ (0.005)
Profit (loss), attributable to ordinary equity holders of parent entity		£ (215)	£ 22
Basic earnings per share (continuing and discontinued) (in GBP per share)		£ (0.064)	£ 0.006
Diluted earnings per share [abstract]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects		£ (170)	£ 39
Diluted earnings per share (continuing) (in GBP per share)		£ (0.051)	£ 0.011
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects		£ (45)	£ (17)
Diluted earnings (loss) per share (discontinued) (GBP per share)		£ (0.013)	£ (0.005)
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects		£ (215)	£ 22
Diluted earnings per share (continuing and discontinued) (in GBP per share)		£ (0.064)	£ 0.006
Special Dividend [Member]
Diluted earnings per share [abstract]
Dividends paid, ordinary shares	£ 3,171

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).